Restructuring and Other Costs - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring And Related Activities [Abstract]
Restructuring and other costs	$ 105.4	$ 196.7	$ 366.4
Restructuring and other costs, noncash	$ 27.0	$ 86.6	$ 200.2